SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUNT EVENTS [Abstract]
SUBSEQUENT EVENTS

28.                    SUBSEQUNT EVENTS

In March 2014, the Company entered into a strategic partnership agreement with Sohu Auto, a leading online auto information provider in China and a business unit of Sohu.com Inc. (NASDAQ: SOHU), to create a fully integrated online-to-offline platform for pre-owned cars in China.  Pursuant to this agreement, the Company will act as the exclusive after-sales service provider for pre-owned cars certified by Sohu as long as the Company meets Sohu's quality standards, while Sohu Auto will act as online marketing partner for this platform.

On April 22, 2014, the Company respectively entered into supplementary agreements with the shareholders of Beijing Jinde Jiye Automobile Sales Service Co., Ltd. and Beijing Lentuo Tongda Enterprise Management Co., Ltd. (collectively, the "Acquired Entities") to acquire 100% equity interests of these two entities for cash considerations of RMB138,453 (US$22,871) and RMB177,382 (US$29,302), respectively. The Company completed the acquisition on April 29, 2014. The Acquired Entities do not have any assets or liabilities except for the two buildings located in Bejing, the PRC (Note 13).